Note 1: Organization, Consolidation and Presentation of Financial Statements: Operating Company (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Operating Company

OPERATING COMPANY

On April 18, 2011, the Company filed a Form 8-K with the United States Securities and Exchange Commission (“SEC”) disclosing that the Company is no longer considered a shell and has completed a workover program on one of its wells. Subsequent to filing of the Form 8-K with the SEC, the Company has filed its required four quarterly filings to "cure" itself of  "shell status". The Company operations are extensively involved in oil and gas operations even though the Company has had limited revenue from the oil and gas operations.